Accounting policies and statement of compliance - Additional Information (Details) - EUR (€)		12 Months Ended				89 Months Ended
	Mar. 24, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Disclosure of initial application of standards or interpretations [Line Items]
Defined contribution plan, contribution percentage		2.20%
Defined contribution plan, contribution percentage by employer		1.40%
Defined contribution plan, contribution percentage by employee		0.80%
Other long term benefits, years of service, threshold one	10 years	10 years
Other long term benefits, years of service, threshold two	15 years	15 years
Other long term benefits, years of service, threshold three	20 years	20 years
Income taxes refund, classified as operating activities		€ 6,500,000	€ 8,600,000	€ 13,000,000
Impairment of intangible assets		€ 0	0	0
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of initial application of standards or interpretations [Line Items]
Impairment of intangible assets					€ 41,000,000	€ 0
Other intangible assets
Disclosure of initial application of standards or interpretations [Line Items]
Impairment of intangible assets			€ 0	€ 0
Other intangible assets | Bottom of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill		1 year
Other intangible assets | Top of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill		3 years